SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue streams	$ 1,160	$ 1,144	[1]	$ 2,707	$ 2,384	[1]
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total Revenue streams	979	1,047		2,332	2,231
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Total Revenue streams	$ 181	$ 97		$ 375	$ 153

[1]	Reclassified due to discontinued operations.